Segmented Information - Related-party and Inter-company Transactions (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Related party transactions	$ 0	$ 0	$ 0	$ 0
Inter-segment loans	129		129		$ 126
Equity Method Investee | Belize Electricity
Related Party Transaction [Line Items]
Due from related party	11		11		$ 22
Aitken Creek
Related Party Transaction [Line Items]
Inter-company revenue recognized	$ 7	$ 7	$ 20	$ 15